Revenue - Disclosure of detailed information about revenue and other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Royalty revenue	$ 23,804	$ 20,287
Option and other property income	1,724	4,785
Interest income	1,920	1,549
Revenue and other income	$ 27,448	$ 26,621